Interest (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Interest [Abstract]
Interest capitalized beginning of period	$ 5,850	$ 3,312	$ 2,820	$ 3,243	$ 3,243	$ 2,991
Interest capitalized during period	3,894	86	7,452	976	1,098	1,681
Less: capitalized interest in cost of sales	(755)	(530)	(1,283)	(1,351)	(1,521)	(1,429)
Interest capitalized end of period	$ 8,989	$ 2,868	$ 8,989	$ 2,868	$ 2,820	$ 3,243